Net Income (loss) per Share - Basic and diluted (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net income (loss) attributable to ordinary shareholders - basic	$ (23,655,674)	¥ (164,686,075)	¥ (387,744,018)	¥ 409,492,179
Net income (loss) attributable to ordinary shareholders - diluted	$ (23,655,674)	¥ (164,686,075)	¥ (387,744,018)	¥ 409,492,179
Weighted average number of ordinary shares outstanding - basic	201,695,899	201,695,899	200,480,910	195,467,414
Weighted average number of ordinary shares outstanding-diluted	201,695,899	201,695,899	200,480,910	205,671,904
Basic net income (loss) per share | (per share)	$ (0.12)	¥ (0.82)	¥ (1.93)	¥ 2.09
Diluted net income (loss) per share | (per share)	$ (0.12)	¥ (0.82)	¥ (1.93)	¥ 1.99
Share options
Plus: share options and restricted shares				8,592,663
Restricted shares
Plus: share options and restricted shares				1,611,827